Income Taxes (Details) - Schedule of Provision (Benefit) For Income Taxes - USD ($)	10 Months Ended	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2022
Schedule Of Provision Benefit For Income Taxes Abstract
Federal	$ 102,007	$ (513,294)
State and local	(7,002)	(35,234)
Total deferred	(109,009)	(548,528)
Total provision (benefit) for income taxes	(109,009)	(548,528)
Less: valuation reserve	109,009	548,528
Income tax provision